PROVISION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provisions for contingencies
								Provision for
								fines for
					Contingent	Amounts to		canceling
					liabilities	be refunded	Provision for	lease
	Labor	Tax	Civil	Regulatory	(PPA)	to customers	decommissioning	agreements	Total
Balance on 12.31.20	499,710	1,799,252	871,951	1,207,331	823,245	—	408,642	—	5,610,131
Additions (reversal), net (Note 27) (1)	205,540	282,699	313,935	542,843	(278,995)	—	(28,900)	—	1,037,122
Other additions	583	—	683	—	—	—	12,431	—	13,697
Write-offs due to payment	(319,511)	(118,579)	(652,112)	(20,884)	—	—	—	—	(1,111,086)
Interest accruals (1)	100,633	183,997	401,514	256,954	(55,652)	—	(14,068)	—	873,378
Balance on 12.31.21	486,955	2,147,369	935,971	1,986,244	488,598	—	378,105	—	6,423,242
Additions (reversal), net (Note 27)	340,680	168,212	345,748	(160,025)	(40,929)	615,750	(9,811)	—	1,259,625
Other additions	6,580	607	6,261	—	—	—	21,498	—	34,946
Write-offs due to payment	(416,784)	(33,260)	(464,406)	(110,057)	—	(13,868)	—	(106,404)	(1,144,779)
Business combination - Garliava and Vita IT (Note 2.d)	—	—	—	—	481,897	—	—	655,827	1,137,724
Interest accruals	122,759	200,499	369,326	152,873	48,506	—	6,110	—	900,073
Balance on 12.31.22	540,190	2,483,427	1,192,900	1,869,035	978,072	601,882	395,902	549,423	8,610,831
Balance on 12.31.21
Current	206,279	—	295,722	200,313	—	—	—	—	702,314
Non-current	280,676	2,147,369	640,249	1,785,931	488,598	—	378,105	—	5,720,928
Balance on 12.31.22
Current	217,229	—	404,654	104,898	—	601,882	—	549,423	1,878,086
Non-current	322,961	2,483,427	788,246	1,764,137	978,072	—	395,902	—	6,732,745
(1)	Contingent liabilities (PPA): in 2021, mainly due to the reversal of TFF and PIS and COFINS on subscription / SVAs.

Labor
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.22	12.31.21
Provisions	540,190	486,955
Possible losses	1,490,560	1,364,562

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.22	12.31.21
Provisions	2,483,427	2,147,369
Federal	779,395	744,588
State	1,112,094	842,905
Municipal	42,686	36,794
FUST	549,252	523,082
Possible losses	33,472,824	30,248,600
Federal	3,042,010	2,964,490
State	21,712,030	19,163,608
Municipal	479,484	618,747
FUST, FUNTTEL and FISTEL	8,239,300	7,501,755

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.22	12.31.21
Provisions	1,192,900	935,971
Possible losses	2,175,547	2,119,701

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.22	12.31.21
Provisions	1,869,035	1,986,244
Possible losses	5,844,624	4,545,365